Income tax expense	12 Months Ended
Dec. 31, 2023
Income tax expense
Income Tax Expense

11.  Income tax expense

The Company is a tax exempted company incorporated in the Cayman Islands. In addition, dividend payments by the Company are not subject to withholding taxes. No provision for Hong Kong Profits Tax has been made as the subsidiary incorporated in Hong Kong had no assessable profits earned or derived from Hong Kong during the years ended December 31, 2021, 2022 and 2023. Payments of dividends by Hong Kong companies are not subject to Hong Kong withholding tax. The subsidiaries incorporated in the PRC other than Hong Kong are governed by the Income Tax Law of the PRC concerning Foreign Investment and Foreign Enterprises and various local income tax laws. Dividends paid by our PRC operating subsidiaries may be subject to withholding taxes of 5%-10%. The Company does not have any deferred tax assets or liabilities as of December 31, 2021, 2022 and 2023.

The reconciliation between tax expense and accounting profit at applicable PRC tax rates of 25% is as follows:

	Year Ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Loss before income taxes	(128,072)	(30,344)	(395,803)
Computed expected income tax expense	(32,018	(7,586)	(98,951)
Tax effect of non-deductible expenses	33,058	7,573	109,650
Tax effect of tax-exempt entities	604	(1,503)	(2,580)
Tax effect of non-taxable income	(1,644)	1,516	(8,119)
Income tax expense	-	-	-